Statements of Changes in Partners' Capital - USD ($)	Total	Class A [Member]	Class B [Member]	Class C [Member]	Class D [Member]	Class Z [Member]	LV Futures Fund L.P. [Member]	LV Futures Fund L.P. [Member] Class A [Member]	LV Futures Fund L.P. [Member] Class B [Member]	LV Futures Fund L.P. [Member] Class C [Member]	LV Futures Fund L.P. [Member] Class D [Member]	LV Futures Fund L.P. [Member] Class Z [Member]
Partners' Capital at Dec. 31, 2012	$ 28,118,322	$ 23,194,332	$ 2,669,850	$ 1,658,891		$ 595,249	$ 33,086,444	$ 21,372,186	$ 3,800,182	$ 7,410,939	$ 22,006	$ 481,131
Subscriptions	381,504	381,504					57,122	35,000				22,122
Net income (loss)	(237,852)	(221,956)	(14,922)	(2,159)		1,185	264,034	132,078	48,858	70,919	116	12,063
Redemptions	(6,955,142)	(5,808,439)	(359,255)	(576,139)		(211,309)	(11,377,021)	(6,898,651)	(874,689)	(3,481,356)	$ (22,122)	(100,203)
Partners' Capital at Dec. 31, 2013	21,306,832	$ 17,545,441	$ 2,295,673	$ 1,080,593		$ 385,125	22,030,579	$ 14,640,613	$ 2,974,351	$ 4,000,502		$ 415,113
Balance (in units) at Dec. 31, 2012		25,408.249	2,846.410	1,721.285		585.054		23,931.981	4,141.422	7,860.274	23.012	483.374
Subscriptions (in units)		414.189						39.366				22.063
Redemptions (in units)		(6,370.208)	(381.738)	(597.809)		(209.544)		(7,712.068)	(942.676)	(3,693.960)	(23.012)	(100.000)
Balance (in units) at Dec. 31, 2013		19,452.230	2,464.672	1,123.476	0	375.510		16,259.279	3,198.746	4,166.314	0	405.437
Subscriptions	938,035	$ 938,035					25,000	$ 25,000
Net income (loss)	1,222,070	1,022,004	$ 121,402	$ 49,188		$ 29,476	740,380	539,868	$ 80,494	$ 99,734		$ 20,284
Redemptions	(5,193,262)	(4,140,112)	(527,659)	(327,787)		(197,704)	(9,517,609)	(5,850,567)	(1,410,486)	(1,984,218)		(272,338)
Partners' Capital at Dec. 31, 2014	18,273,675	$ 15,365,368	$ 1,889,416	$ 801,994		$ 216,897	13,278,350	$ 9,354,914	$ 1,644,359	$ 2,116,018		$ 163,059
Subscriptions (in units)		1,024.730						28.034
Redemptions (in units)		(4,572.219)	(580.171)	(352.690)		(181.948)		(6,574.588)	(1,553.676)	(2,126.464)		(259.478)
Balance (in units) at Dec. 31, 2014		15,904.741	1,884.501	770.786	0	193.562		9,712.725	1,645.070	2,039.850	0	145.959
Subscriptions	227,500	$ 227,500					40,000	$ 40,000
Net income (loss)	(1,025,834)	(886,128)	$ (86,748)	$ (43,161)		$ (9,797)	(621,172)	(456,507)	$ (70,529)	$ (90,667)		$ (3,469)
Redemptions	(3,953,815)	(3,223,136)	(715,689)			(14,990)	(1,801,337)	(1,667,586)	(103,676)			(30,075)
Partners' Capital at Dec. 31, 2015	$ 13,521,526	$ 11,483,604	$ 1,086,979	$ 758,833		$ 192,110	$ 10,895,841	$ 7,270,821	$ 1,470,154	$ 2,025,351		$ 129,515
Subscriptions (in units)		233.984						42.147
Redemptions (in units)		(3,448.916)	(732.907)			(14.181)		(1,788.382)	(100.702)			(26.047)
Balance (in units) at Dec. 31, 2015		12,689.809	1,151.594	770.786	0	179.381		7,966.490	1,544.368	2,039.850	0	119.912